Cover	Dec. 31, 2025	May 29, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 29, 2025
Entity Registrant Name		Editas Medicine, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37687
Entity Tax Identification Number		46-4097528
Entity Address, Address Line One		11 Hurley Street
Entity Address, City or Town		Cambridge
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02141
City Area Code		(617)
Local Phone Number		401-9000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		EDIT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Entity Central Index Key		0001650664